Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Accumulated amortization and impairment	$ (304)
Cloud computing transition adjustment	36	$ 0
Amortization	260	254
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		11,986
Accumulated amortization and impairment	(7)	(7)
Cloud computing transition adjustment	0
Acquisitions (Note 25)	77	167
Additions - internally developed		0
Foreign currency translation and other	(49)	45
Disposals	6	0
Amortization	0	0
Goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,198
Ending Balance	12,220	12,198
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,205
Ending Balance	12,227	12,205
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		1,584
Accumulated amortization and impairment	(611)	(456)
Cloud computing transition adjustment	0
Acquisitions (Note 25)	16	74
Additions - internally developed		0
Foreign currency translation and other	(15)	22
Disposals	0	0
Amortization	166	165
Customer relationships [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,515
Ending Balance	1,350	1,515
Customer relationships [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,971
Ending Balance	1,961	1,971
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		351
Accumulated amortization and impairment	(213)	(107)
Cloud computing transition adjustment	(34)
Acquisitions (Note 25)	0	2
Additions - internally developed		106
Foreign currency translation and other	143	20
Disposals	0	3
Amortization	69	39
Technology [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	437
Ending Balance	595	437
Technology [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	544
Ending Balance	808	544
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	118
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		62
Accumulated amortization and impairment	(47)	(36)
Cloud computing transition adjustment	0
Acquisitions (Note 25)	0	8
Additions - internally developed		0
Foreign currency translation and other	(3)	14
Disposals	0	0
Amortization	11	9
Trade names [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	75
Ending Balance	80	75
Trade names [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	111
Ending Balance	127	111
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	19
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		431
Accumulated amortization and impairment		(236)
Cloud computing transition adjustment	0
Acquisitions (Note 25)	0	6
Additions - internally developed		16
Foreign currency translation and other	13	(22)
Disposals	0	0
Amortization	68	70
Other [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	361
Ending Balance	315	361
Other [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	597
Ending Balance	619	597
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	9
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		2,428
Accumulated amortization and impairment	(1,175)	(835)
Cloud computing transition adjustment	(34)
Acquisitions (Note 25)	16	90
Additions - internally developed		122
Foreign currency translation and other	138	34
Disposals	0	3
Amortization	314	283
Intangible assets other than goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,388
Ending Balance	2,340	2,388
Intangible assets other than goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	3,223
Ending Balance	3,515	$ 3,223
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	$ 146